Other Operating Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating expenses [abstract]
Cost related to lease of investment properties	¥ (12,037)	¥ (13,439)	¥ (15,625)
Others	(13,738)	(31,273)	(9,061)
Other operating expenses	¥ (25,775)	¥ (44,712)	¥ (24,686)